Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 20, 2021	Jun. 17, 2020	May 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Award granted (in shares)				5,117
Awards granted (in dollars per share)				$ 4.66
Weighted average grant date fair value				$ 3.49	$ 1.10
Intrinsic value of exercises during period				$ 700	$ 300
Share based compensation by share based award options exercisable				11,393
Pre-closing stock repurchase, net of exercise of vested options				85,594	7,138
Payments for repurchase of common stock				$ 100
Vendor Warrants [Member]
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition				8 months 23 days	1 year 8 months 23 days
Class of warrants or rights granted during the period weighted average grant date fair value					$ 1.37
Class of warrants or rights granted during the period units				0
Share-based payment arrangement, nonvested award, cost not yet recognized, amount				$ 600	$ 1,300
Early Exercise Of Stock Options [Member]
Share based compensation by share based award options exercised one				455,717
Share based compensation by share based award options exercisable					4,570,764
Early Exercise Of Stock Options [Member] | Issuance Of Related Party Promissory Notes [Member]
Share based compensation by share based award options exercised one				421,827
Share based compensation by share based award options exercisable					4,341,866
Early Exercise Of Stock Options [Member] | Cash Exercise Of Stock Options [Member]
Share based compensation by share based award options exercised one				33,889
Share based compensation by share based award options exercisable					228,897
Share-based Payment Arrangement, Option [Member]
Award vesting period				10 years
Share-based Payment Arrangement, Option [Member] | Share Based Payment Arrangement New Employee [Member]
Award vesting period				4 years
Share-based Payment Arrangement, Option [Member] | Share Based Payment Arrangement New Employee [Member] | Share-based Payment Arrangement, Tranche One [Member]
Award vesting period				1 year
Awards vesting rights, percentage				25.00%
Chief Executive Officer [Member]
Grant date fair value				$ 16,600
Share-based payments arrangement, nonvested award, option, cost not yet recognized, amount				0
Chief Executive Officer [Member] | June 17 2020 Grant Two [Member]
Award granted (in shares)		3,246,139
Chief Executive Officer [Member] | Time Based [Member]
Award granted (in shares)		6,492,279
Awards granted (in dollars per share)		$ 2.43
Chief Executive Officer [Member] | Time Based [Member] | June 17 2020 Grant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Award granted (in shares)		1,623,070
Award vesting period		4 years
Grant date fair value		$ 4,000
Chief Executive Officer [Member] | Performance Based [Member]
Acquisition with shares consideration threshold (in dollars per share)		$ 22.99
Share price as listed on a public stock exchange		$ 22.99
Chief Executive Officer [Member] | Performance Based [Member] | June Seventeenth Two Thousand And Twenty Grant Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Award granted (in shares)		1,623,070
Acquisition with shares consideration threshold (in dollars per share)		$ 38.31
Share price as listed on a public stock exchange		$ 38.31
Chief Executive Officer [Member] | Performance Based [Member] | Share-based Payment Arrangement, Option [Member]
Share-based payments arrangement, nonvested award, option, cost not yet recognized, amount				$ 19,000	$ 7,200
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition				2 years 9 months	2 years 1 month 24 days
Non Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Share-based payment arrangement, nonvested award, excluding option, cost not yet recognized, amount				$ 17,300
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition				4 years 3 days
Stock Plan 2017 [Member]
Share based compensation by share based award number of shares authorized				37,811,472	29,560,363
Number of shares available for grant (in shares)				926,665	3,246,552
Stock Plan 2017 [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				5 years
Stock Plan 2017 [Member] | Share-based Payment Arrangement, Option [Member] | Minimum [Member]
Purchase price of common stock, percent				110.00%
Stockholders equity ownership, percent				10.00%
Stock Plan 2017 [Member] | Share Based Payment Arrangement Option And Stock Appreciation Rights S A R S [Member] | Minimum [Member]
Purchase price of common stock, percent				100.00%
Common Class A [Member]
Pre-closing stock repurchase, net of exercise of vested options			509,602	85,594
Payments for repurchase of common stock	$ 22,000			$ 100	$ 100